Employee benefits - Summary of Change in Plan Assets for Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [line items]
Interest income	$ 0.8	₨ 62.2
Return on plan assets, (excluding amount included in net Interest Cost)	4.0	302.3
Plan assets [member]
Disclosure of defined benefit plans [line items]
Beginning of the year	489.8	37,062.8
Acquisition/(Divestment)	(18.5)	(1,403.0)
Interest income	42.1	3,187.5
Return on plan assets, (excluding amount included in net Interest Cost)	(4.0)	(302.3)
Benefits paid	(31.1)	(2,356.8)
End of the year	$ 536.4	₨ 40,585.0